Average Annual Total Returns (Invesco V.I. Core Equity Fund)	12 Months Ended
May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Russell 1000 Index
Average Annual Total Returns
Label	Russell 1000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	16.10%
5 Years	2.59%
10 Years	1.83%
Lipper VUF Large-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper VUF Large-Cap Core Funds Index
1 Year	13.43%
5 Years	2.25%
10 Years	0.85%
Series I shares, Invesco V.I. Core Equity Fund
Average Annual Total Returns
Label	Series I shares: Inception (05/02/94)
Inception Date	May 02, 1994
1 Year	9.56%
5 Years	4.38%
10 Years	1.43%